STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000


Direct Dial: (215) 564-8095

                          July 11, 1997


FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

          Re:  UAM Funds Trust
               File Nos. 33-79858 and 811-8544
               Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 16/17 to the Registration Statement of UAM Funds Trust which was filed electronically with the Securities and Exchange Commission on July 10, 1997.

     Please direct any questions or comments relating to this certification to me or, in my absence, to Audrey C. Talley, Esq.
at (215) 564-8101.

                              Very truly yours,


                              Michael V. Farrell
                              Michael V. Farrell, Esq.

cc:  Michael DeFao, Esq.
     Audrey C. Talley, Esq.
     Dottie Allison, Esq.

a:uam-497.ed3